Summary of Significant Accounting Policies - Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Convertible notes [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of convertible notes	$ 33,025,000
Conversion of the convertible notes	(25,063,061)
Change in fair value of convertible notes upon conversion of the convertible notes	(5,254,103)
Fair value allocated to Top-Up Shares upon conversion of the convertible notes	(2,707,836)
Ending balance
Derivative Asset [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Initial fair value of derivative assets attributable to Buy-Back Feature embedded in 2Game SPA	269,119	$ 269,119
Change in fair value of derivative asset	46,388
Exchange rate difference	11,259
Ending balance	326,766	269,119
Investment in convertible notes [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Acquired upon acquisition of Ban Leong	2,597,253
Change in fair value of investment in convertible note	(1,188,928)
Exchange rate difference	(1,700)
Conversion to long-term investment	(1,406,625)
Ending balance
Contingent consideration for acquisition [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance	1,121,006	3,697,000
Payments of cash and share consideration		(3,068,835)
Change in fair value of contingent consideration for acquisition	(73,352)	545,428
Exchange rate difference	74,072	(52,587)
Payments of share consideration	(1,121,726)
Ending balance		1,121,006
Derivative liabilities (Top-Up Shares) [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Fair value allocated to Top-Up Shares upon conversion of the convertible notes		2,707,836
Change in fair value of derivative liability	13,119,481	378,683
Ending balance	16,206,000	$ 3,086,519
Derivative liabilities (Conversion feature) [Member]
Schedule of Financial Assets and Liability Measured at Fair Value on a Recurring Basis [Line Items]
Fair value allocated to conversion feature at inception date	2,923,000
Conversion	(1,502,937)
Change in fair value of derivative liability	(925,063)
Ending balance	$ 495,000